(WFA Income Funds - Class R6) | (WFA International Bond Fund)
Investment Objective
The Fund seeks total return, consisting of income and capital appreciation.
Fees and Expenses
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (WFA International Bond Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (WFA International Bond Fund)		Class R6
Management Fees		0.52%
Distribution (12b-1) Fees		none
Other Expenses		0.15%
Total Annual Fund Operating Expenses		0.67%
Fee Waivers		0.02%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	0.65%
[1]	The Adviser has committed through February 28, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (WFA International Bond Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class R6	66	212	371	833

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 129% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in foreign debt securities, including obligations of governments, corporate entities or supranational agencies, denominated in various currencies;

  in at least three countries or supranational agencies;

  up to 35% of the Fund's total assets in debt securities that are below investment grade; and

  up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the local currencies of countries that have a sovereign debt rating below investment-grade.

We invest principally in foreign debt securities denominated in various currencies, including obligations of governments, corporate entities or supranational agencies. We will invest in at least three countries or supranational agencies. We may also invest in investment-grade and below investment-grade debt securities (often called "high yield" securities or "junk bonds") of both U.S. and foreign issuers, including issuers from emerging markets. As part of our below investment-grade debt securities investment strategy, we will generally invest in securities that are rated at least B- by Standard & Poor's or B3 by Moody's, or an equivalent quality rating from another Nationally Recognized Statistical Ratings Organization, or are deemed by us to be of comparable quality. Under normal circumstances, we invest up to 5% of the Fund's total assets in debt obligations or similar securities denominated in the local currencies of countries that have a sovereign debt rating below investment-grade. Currency is managed as a separate asset class and we may enter into foreign currency exchange contracts to gain exposure, for hedging purposes or to manage risk. We may purchase a foreign currency on a spot or forward basis in order to benefit from potential appreciation of such currency relative to the U.S. dollar or to other currencies. The Fund may enter into foreign currency exchange contracts to gain or hedge currency exposure or control risk.

While we may purchase securities of any maturity or duration, under normal circumstances, we expect the Fund's dollar-weighted average effective maturity to be between 5 and 14 years, and dollar-weighted average effective duration to be between 3 1/2 and 10 years. "Dollar-Weighted Average Effective Maturity" is a measure of the average time until the final payment of principal and interest is due on fixed income securities in the Fund's portfolio. "Dollar-Weighted Average Effective Duration" is an aggregate measure of the sensitivity of a fund's fixed income portfolio securities to changes in interest rates. As a general matter, the price of a fixed income security with a longer effective duration will fluctuate more in response to changes in interest rates than the price of a fixed income security with a shorter effective duration.

We use proprietary models and systems to assess and highlight areas of relative value around the world. Model-driven forecasts are created using fundamental economic inputs to generate economic forecasts on the global bond markets. With these forecasts, an optimization process accounts for multiple iteration scenarios to create, what we believe to be, an optimal portfolio strategy. The output of the model process is intended to provide relative valuations for determining an over, or underweight of country-specific bond markets. Similarly, currencies are valued for their potential returns or to hedge currency exposure. These macro 'top-down' quantitative models are used in conjunction with our investment experience and allied to a 'bottom-up' security selection process.

Sell decisions are valuation-driven based on our models and our fundamental analysis. We may also sell a security due to changes in portfolio strategy or cash flow needs.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

Debt Securities Risk. The issuer of a debt security may fail to pay interest or principal when due, and the value of a debt security may decline if an issuer defaults or if its credit quality deteriorates. Changes in market interest rates may reduce the value of debt securities or reduce the Fund's returns.

Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

Emerging Markets Risk. Foreign investment risks are typically greater for securities in emerging markets, which can be more vulnerable to recessions, currency volatility, inflation and market failure.

Foreign Currency Transactions Risk. Foreign securities are often denominated in foreign currencies. As a result, the value of a Fund's shares is affected by changes in exchange rates. Use of hedging techniques cannot protect against exchange rate risk perfectly. If the Fund's adviser is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

High Yield Securities Risk. High yield securities, i.e. "junk bonds," are debt securities that are rated below investment-grade, are unrated and deemed by us to be below investment-grade, or are in default at the time of purchase. These securities are considered speculative by major credit rating agencies, have a much greater risk of default or of not returning principal and tend to be more volatile and less liquid than higher-rated securities of similar maturity.

Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

Management Risk. Investment decisions made by a Fund's adviser in seeking to achieve the Fund's investment objective may not produce the returns expected by the adviser, may cause the securities held by the Fund and, in turn, the Fund's shares, to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

Regional Risk. The Fund's investments may be concentrated in a specific geographical region and thus, may be more adversely affected by events in that region than investments of a fund that does not have such a regional focus.

Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

U.S. Government Obligations Risk. U.S. Government obligations may be adversely affected by changes in interest rates, a default by, or decline in the credit quality of, the U.S. Government, and may not be backed by the full faith and credit of the U.S. Government.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

Highest Quarter: 3rd Quarter 2010     +11.56%

Lowest Quarter: 3rd Quarter 2008       -5.28%

Average Annual Total Returns for the periods ended 12/31/2013
Average Annual Total Returns (WFA International Bond Fund)	Inception Date of Share Class	1 Year	5 Years	10 Years
Class R6	Nov. 30, 2012	(3.85%)	4.69%	5.07%
BofA Merrill Lynch Global Broad Market ex US Index (reflects no deduction for fees, expenses, or taxes)		(3.02%)	3.57%	4.44%